Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.8%
General Electric Co.	24,434	$7,350,236
The Boeing Co.*	8,364	1,805,202
TransDigm Group, Inc.	1,269	1,672,567
		10,828,005
Auto Manufacturers — 4.2%
Ferrari N.V.	6,072	2,946,256
Tesla, Inc.*	29,893	13,294,015
		16,240,271
Biotechnology — 0.3%
Argenx S.E., ADR*	1,684	1,242,051
Chemicals — 0.7%
Linde PLC	4,232	2,010,200
The Sherwin-Williams Co.	2,428	840,719
		2,850,919
Commercial Services — 0.2%
Adyen N.V.@,*	453	728,913
Computers — 10.0%
Apple, Inc.	144,837	36,879,845
Crowdstrike Holdings, Inc., Class A*	4,509	2,211,124
		39,090,969
Diversified Financial Services — 5.6%
Ares Management Corp., Class A	12,288	1,964,728
Mastercard, Inc., Class A	14,805	8,421,232
The Charles Schwab Corp.	15,911	1,519,023
Visa, Inc., Class A	29,023	9,907,872
		21,812,855
Electronics — 1.1%
Amphenol Corp., Class A	33,729	4,173,964
Healthcare Products — 2.7%
Danaher Corp.	6,018	1,193,129
Intuitive Surgical, Inc.*	9,476	4,237,951
Natera, Inc.*	7,097	1,142,404
Stryker Corp.	6,368	2,354,059
Thermo Fisher Scientific, Inc.	3,305	1,602,991
		10,530,534
Healthcare Services — 0.6%
The Cigna Group.	4,703	1,355,640
UnitedHealth Group, Inc.	3,324	1,147,777
		2,503,417
Internet — 25.2%
Alphabet, Inc., Class A	81,134	19,723,675
Alphabet, Inc., Class C	10,050	2,447,678
Amazon.com, Inc.*	104,159	22,870,192
AppLovin Corp., Class A*	5,105	3,668,147
Booking Holdings, Inc.	433	2,337,884
Coupang, Inc.*	86,926	2,799,017
DoorDash, Inc., Class A*	11,601	3,155,356
MercadoLibre, Inc.*	1,460	3,411,932
Meta Platforms, Inc., Class A	25,625	18,818,488
Netflix, Inc.*	9,072	10,876,602
	Number of Shares	Value†

Internet — (continued)
Sea Ltd., ADR*	10,862	$1,941,365
Shopify, Inc., Class A*	16,026	2,381,624
Spotify Technology S.A.*	5,136	3,584,928
		98,016,888
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	4,589	1,190,570
Machinery — Construction & Mining — 0.2%
GE Vernova, Inc.	1,320	811,668
Machinery — Diversified — 0.2%
Rockwell Automation, Inc.	2,546	889,903
Miscellaneous Manufacturing — 0.3%
Teledyne Technologies, Inc.*	1,904	1,115,820
Pharmaceuticals — 2.2%
Eli Lilly & Co.	11,018	8,406,734
Retail — 2.1%
Carvana Co.*	11,741	4,429,175
Chipotle Mexican Grill, Inc.*	46,634	1,827,587
Floor & Decor Holdings, Inc., Class A*	12,473	919,260
Wingstop, Inc.	3,612	909,068
		8,085,090
Semiconductors — 20.3%
Advanced Micro Devices, Inc.*	6,413	1,037,559
ASML Holding N.V.	1,024	991,324
Broadcom, Inc.	56,972	18,795,633
NVIDIA Corp.	296,915	55,398,401
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,886	3,040,351
		79,263,268
Software — 19.1%
Duolingo, Inc.*	528	169,932
HubSpot, Inc.*	3,103	1,451,583
Intuit, Inc.	4,172	2,849,100
Magic Leap, Inc., Class A(1),*,#	1,353	0
Microsoft Corp.	98,669	51,105,609
Monday.com Ltd.*	1,244	240,950
Oracle Corp.	20,230	5,689,485
Palantir Technologies, Inc., Class A*	9,139	1,667,136
Roper Technologies, Inc.	3,043	1,517,514
Samsara, Inc., Class A*	32,991	1,228,915
ServiceNow, Inc.*	5,457	5,021,968
Snowflake, Inc.*	10,640	2,399,852
Synopsys, Inc.*	2,092	1,032,172
		74,374,216
Telecommunications — 1.6%
Arista Networks, Inc.*	31,779	4,630,518
T-Mobile US, Inc.	7,515	1,798,941
		6,429,459
TOTAL COMMON STOCKS (Cost $195,099,964)		388,585,514

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†

PREFERRED STOCKS — 0.1%
Auto Manufacturers — 0.1%
Waymo LLC, Series A-2, CONV(1),*,#	3,737	$395,935
Electronics — 0.0%
GM Cruise, Class F, CONV(1),*,#	27,200	27,200
TOTAL PREFERRED STOCKS (Cost $817,286)		423,135

SHORT-TERM INVESTMENTS — 0.6%
MONEY MARKET FUNDS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%)	455,265	455,265
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 4.180%)*	547,846	547,846
		1,003,111
iShares Russell 1000 Growth ETF	920	430,937
Invesco QQQ Trust Series 1	1,370	822,507
TOTAL SHORT-TERM INVESTMENTS (Cost $2,254,045)		2,256,555
TOTAL INVESTMENTS — 100.4% (Cost $198,171,295)		$391,265,204
Other Assets & Liabilities — (0.4)%		(1,591,349)
TOTAL NET ASSETS — 100.0%		$389,673,855

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $728,913, which represents 0.2% of the Fund’s net assets.
(1)	The value of this security was determined using significant unobservable inputs .
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2025, the aggregate value of restricted securities was $423,135 which represented 0.1% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
GM Cruise, Class F	05/07/19	$496,400	$27,200
Magic Leap, Inc., Class A	01/20/16	657,500	0
Waymo LLC, Series A-2	05/08/20	320,886	395,935
Total		$1,474,786	$423,135

ADR— American Depositary Receipt.
CONV— Convertible Security.
ETF— Exchange-Traded Fund.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 9/30/2025††
United States	95%
Sweden	1
Uruguay	1
Taiwan	1
Netherlands	1
Italy	1
Total	100%
††	% of total investments as of September 30, 2025.

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